Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Aug. 24, 2018
Entity Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Aug. 24, 2018
Document Effective Date	Aug. 24, 2018
Prospectus Date	Aug. 24, 2018
Arabesque Systematic USA Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	ASURX
Arabesque Systematic USA Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	ASUIX
Arabesque Systematic Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	SYIRX
Arabesque Systematic Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	SYIIX